Leases (Details) - Schedule of Right of Use Asset - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Right of Use Asset [Line Items]
Cost	$ 2,867,380
Accumulated amortization	(1,161,670)
Net amount	1,705,710	$ 1,605,093	$ 1,403,609	$ 1,113,150
Growing facilities [member]
Schedule of Right of Use Asset [Line Items]
Cost	1,276,977
Accumulated amortization	(471,607)
Net amount	805,370	823,989	610,411	489,766
Buildings [member]
Schedule of Right of Use Asset [Line Items]
Cost	786,789
Accumulated amortization	(254,685)
Net amount	532,104	426,996	396,209	304,791
Vehicles (land, air and sea) [membr]
Schedule of Right of Use Asset [Line Items]
Cost	437,146
Accumulated amortization	(213,426)
Net amount	223,720	201,655	220,607	152,437
Machinery and equipment [Member]
Schedule of Right of Use Asset [Line Items]
Cost	263,218
Accumulated amortization	(173,117)
Net amount	90,101	104,890	124,304	124,034
Operating plants [member]
Schedule of Right of Use Asset [Line Items]
Cost	36,386
Accumulated amortization	(16,691)
Net amount	19,695	18,706	20,358	21,169
Land [member]
Schedule of Right of Use Asset [Line Items]
Cost	39,121
Accumulated amortization	(19,935)
Net amount	19,186	19,641	19,698	15,840
Computer equipment [member]
Schedule of Right of Use Asset [Line Items]
Cost	27,743
Accumulated amortization	(12,209)
Net amount	$ 15,534	$ 9,216	$ 12,007	$ 5,091
Bottom of range [member] | Growing facilities [member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	1 year
Bottom of range [member] | Buildings [member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	2 years
Bottom of range [member] | Vehicles (land, air and sea) [membr]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	1 year
Bottom of range [member] | Machinery and equipment [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	1 year
Bottom of range [member] | Operating plants [member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	1 year
Bottom of range [member] | Land [member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	1 year
Bottom of range [member] | Computer equipment [member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	1 year
Top of range [member] | Growing facilities [member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	13 years
Top of range [member] | Buildings [member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	30 years
Top of range [member] | Vehicles (land, air and sea) [membr]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	20 years
Top of range [member] | Machinery and equipment [Member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	10 years
Top of range [member] | Operating plants [member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	11 years
Top of range [member] | Land [member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	30 years
Top of range [member] | Computer equipment [member]
Schedule of Right of Use Asset [Line Items]
Range of lease terms	5 years